Intangibles (Net of Amortization) and Goodwill (Schedule Of Information Related To Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, Accumulated Amortization	$ 84,322	$ 76,889
Goodwill, Gross Carrying Amount	5,002	5,132
Amortizing intangible assets and Goodwill, Gross Carrying Amount	114,864	114,936
Aggregate amortization expense	7,433	8,604
Formulas and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, Gross Carrying Amount	91,662	91,552
Amortizing intangible assets, Accumulated Amortization	74,762	69,387
Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, Gross Carrying Amount	9,593	9,593
Amortizing intangible assets, Accumulated Amortization	6,734	5,352
Customer Bases [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, Gross Carrying Amount	7,021	7,050
Amortizing intangible assets, Accumulated Amortization	2,400	1,855
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, Gross Carrying Amount	1,586	1,609
Amortizing intangible assets, Accumulated Amortization	$ 426	$ 295